Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2021
Discontinued Operations
Summary of carrying amounts of major classes of assets and liabilities included as part of discontinued operations of CQ Pengmei and reconciliation of the amounts of major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss

Reconciliation of the carrying amounts of major classes of assets and liabilities from discontinued operations in the consolidated balance sheets as of June 30, 2021 and 2020 is as follow:

Carrying amounts of major classes of assets included as part of discontinued operations of CQ Penglin, GA Yongpeng and CQ Pengmei:

o
	June 30, 2021	June 30, 2020
CURRENT ASSETS:
Cash and cash equivalents	$62,422	$464,196
Restricted cash	35,906	—
Accounts receivables, net	18,898,267	30,738,821
Other receivables, net	45,597	164,602
Prepayments	48,422	6,663,029
Security deposits	—	240,676
Total current assets of discontinued operations	19,090,614	38,271,324

OTHER ASSETS:
Other receivables	85,139	88,056
Plant and equipment, net	2,410,975	3,471,624
Intangible assets, net	313,478	437,989
Operating lease right-of-use assets	3,208,982	3,231,076
Total other assets of discontinued operations	6,018,574	7,228,745

Total assets of discontinued operations	$25,109,188	$45,500,069

Carrying amounts of major classes of liabilities included as part of discontinued operations of CQ Penglin, GA Yongpeng and CQ Pengmei:

CURRENT LIABILITIES:
Short-term loan – banks	$—	$3,450,566
Loans from third parties	7,928,114	4,987,252
Current maturities of long-term loan - bank	850,808	777,558
Accounts payable	2,517,290	1,847,440
Customer deposits	82,212	112,690
Customer deposit - related party	29,990	27,395
Other payables and accrued liabilities	3,356,319	1,948,515
Other payables – related parties	6,182	260
Operating lease liabilities	77,127	166,075
Taxes payable	2,978,428	2,942,851
Total current liabilities of discontinued operations	17,826,470	16,260,602

OTHER LIABILITIES:
Loans from third parties	1,959,053	2,074,871
Long-term loans – related parties	780,524	713,325
Operating lease liabilities - noncurrent	1,058,947	998,812
Total other liabilities of discontinued operations	3,798,524	3,787,008
Total liabilities of discontinued operations	$21,624,994	$20,047,610

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the years ended June 30, 2021, 2020 and 2019.

	For the Year Ended	For the Year Ended	For the Year Ended
	June 30,	June 30,	June 30,
	2021	2020	2019
REVENUES:
Supermarket and grocery store	$1,777,222	$7,402,284	$7,322,243
Farmers' market	47,325,339	80,475,418	95,222,909
Total revenues	49,102,561	87,877,702	102,545,152

COST OF REVENUES:
Supermarket and grocery store	1,885,056	6,397,149	6,371,345
Farmers' market	46,519,672	76,192,444	87,172,588
Total cost of revenues	48,404,728	82,589,593	93,543,933

Gross profit	697,833	5,288,109	9,001,219

OPERATING EXPENSES:
Selling	672,323	1,168,788	1,255,340
General and administrative	785,133	1,352,350	956,162
Provision for doubtful accounts	31,786,029	1,072,120	743,986
Loss on disposal	7,551	276,648	—
Impairment of long-lived assets	1,026,023	724,987	—
Total operating expenses	34,277,059	4,594,893	2,955,488

(Loss) income from operations	(33,579,226)	693,216	6,045,731

OTHER INCOME (EXPENSES)
Interest income	362	612	433
Interest expense	(1,518,593)	(1,621,319)	(841,130)
Other finance expense	(21,233)	(58,292)	(137,999)
Other income, net	333,458	(47,510)	20,576
Total other expenses, net	(1,206,006)	(1,726,509)	(958,120)

(Loss) income before income taxes	(34,785,232)	(1,033,293)	5,087,611

Income tax expense	—	—	213,649

Net (loss) income from discontinued operations	$(34,785,232)	$(1,033,293)	$4,873,962